ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Textual) $ in Millions	1 Months Ended	12 Months Ended	36 Months Ended
	Oct. 20, 2014 shares	Dec. 31, 2014 shares	Sep. 30, 2015 USD ($)
Organization And Description Of Business [Line Items]
Entity Incorporation, Date of Incorporation			Sep. 17, 2012
Capital Units, Value | $			$ 1
Common Stock [Member]
Organization And Description Of Business [Line Items]
Stock Issued During Period, Shares, Acquisitions	23,330,662	933,227
Common Stock [Member] | Share Exchange Agreement [Member]
Organization And Description Of Business [Line Items]
Stock Issued During Period, Shares, New Issues	209,976,000
Conversion of common stock, Conversion Ratio	10.4988